Property and Equipment - Schedule of PP&E (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property and equipment
Total property and equipment	$ 4,797,913	$ 4,404,044
Accumulated depreciation	(2,503,187)	(2,138,642)
Property and equipment, net	2,294,726	2,265,402
Accumulated depreciation on satellites acquired under capital leases	$ 328,200	268,100
Minimum
Property and equipment
Depreciable life	1 year
Maximum
Property and equipment
Depreciable life	30 years
Land
Property and equipment
Total property and equipment	$ 13,273	12,055
Buildings and improvements
Property and equipment
Total property and equipment	$ 79,765	73,949
Buildings and improvements | Minimum
Property and equipment
Depreciable life	1 year
Buildings and improvements | Maximum
Property and equipment
Depreciable life	30 years
Furniture, fixtures, equipment and other
Property and equipment
Total property and equipment	$ 430,078	371,889
Furniture, fixtures, equipment and other | Minimum
Property and equipment
Depreciable life	1 year
Furniture, fixtures, equipment and other | Maximum
Property and equipment
Depreciable life	12 years
Customer rental equipment
Property and equipment
Total property and equipment	$ 689,579	588,430
Customer rental equipment | Minimum
Property and equipment
Depreciable life	2 years
Customer rental equipment | Maximum
Property and equipment
Depreciable life	4 years
Satellites - owned
Property and equipment
Total property and equipment	$ 2,381,120	2,381,120
Satellites - owned | Minimum
Property and equipment
Depreciable life	2 years
Satellites - owned | Maximum
Property and equipment
Depreciable life	15 years
Satellites acquired under capital leases
Property and equipment
Total property and equipment	$ 781,761	665,518
Satellites acquired under capital leases | Minimum
Property and equipment
Depreciable life	10 years
Satellites acquired under capital leases | Maximum
Property and equipment
Depreciable life	15 years
Construction in progress
Property and equipment
Total property and equipment	$ 422,337	$ 311,083